Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Roundhill Generative AI & Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%	19.42%
Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%	14.82%